New Accounting Pronouncements and Extraordinary Item (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extraordinary Item
Extraordinary Item, Net of Tax	$ 0	$ 0	$ 373
Reversal of Capacity Auction True Up Disallowance [Member]
Extraordinary Item
Extraordinary Item, Gain or Loss, Gross			421
Extraordinary Item, Net of Tax			273
Reversal of Regulatory Credits [Member]
Extraordinary Item
Extraordinary Item, Gain or Loss, Gross			65
Extraordinary Item, Net of Tax			42
Reversal of Accumulated Deferred Investment Tax Credits [Member]
Extraordinary Item
Extraordinary Item, Gain or Loss, Gross			89
Extraordinary Item, Net of Tax			$ 58